Carillon Chartwell Real Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 61.9%		Par	Value
U.S. Treasury Inflation Indexed Bonds
0.75%, 02/15/2042		$6,547,889	$5,188,968
0.63%, 02/15/2043		6,674,225	5,065,373
U.S. Treasury Inflation Indexed Notes
0.63%, 01/15/2026		7,402,859	7,381,933
2.00%, 01/15/2026		9,358,873	9,367,159
0.13%, 04/15/2026		10,070,210	10,017,007
0.38%, 01/15/2027		9,361,450	9,288,245
2.38%, 01/15/2027		11,213,370	11,410,749
0.13%, 04/15/2027		11,441,500	11,282,982
0.50%, 01/15/2028		9,167,620	9,061,055
1.75%, 01/15/2028		9,252,120	9,403,226
1.25%, 04/15/2028		9,256,901	9,292,244
3.63%, 04/15/2028		6,970,682	7,414,739
0.88%, 01/15/2029		9,141,242	9,071,183
2.13%, 04/15/2029		8,355,360	8,624,273
3.88%, 04/15/2029		7,093,975	7,754,949
0.13%, 01/15/2030		7,364,153	7,029,894
0.13%, 01/15/2031		9,003,310	8,453,473
0.13%, 01/15/2032		2,330,780	2,145,954
1.13%, 01/15/2033		7,851,780	7,609,562
1.75%, 01/15/2034		3,052,981	3,067,196
TOTAL U.S. TREASURY SECURITIES (Cost $154,826,256)			157,930,164

COMMON STOCKS - 14.2%		Shares	Value
Chemicals - 0.9%
Nutrien Ltd.		40,000	2,348,400

Health Care Providers & Services - 0.6%
Acadia Healthcare Co., Inc. (a)		62,000	1,535,120

Metals & Mining - 4.1%
Coeur Mining, Inc. (a)		110,000	2,063,600
Equinox Gold Corp. (a)		180,000	2,019,600
IAMGOLD Corp. (a)		140,000	1,810,200
Rio Tinto PLC - ADR		37,000	2,442,370
Taseko Mines Ltd. (a)		465,000	1,966,950
			10,302,720

Oil, Gas & Consumable Fuels - 5.0%
Advantage Energy Ltd. (a)		240,000	1,967,666
APA Corp.		63,000	1,529,640
Birchcliff Energy Ltd.		440,000	1,811,597
Canadian Natural Resources Ltd.		80,000	2,556,800
Suncor Energy, Inc.		62,000	2,592,220
Tourmaline Oil Corp.		55,000	2,371,991
			12,829,914

Pharmaceuticals - 1.1%
Teva Pharmaceutical Industries Ltd. - ADR (a)		140,000	2,828,000

Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp. (a)		90,000	3,019,500

Specialized REITs - 0.7%
PotlatchDeltic Corp.		43,000	1,752,250

Specialty Retail - 0.6%
Camping World Holdings, Inc. - Class A		95,000	1,500,050
TOTAL COMMON STOCKS (Cost $29,684,403)			36,115,954

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1%		Par	Value
Chase Home Lending Mortgage Trust, Series 2023-1, Class A5, 6.00%, 06/25/2054 (b)(c)		715,000	727,859
GS Mortgage-Backed Securities Trust
Series 2023-PJ3, Class A3, 5.00%, 10/27/2053 (b)(c)		2,009,541	1,983,874
Series 2023-PJ4, Class A16, 6.50%, 01/25/2054 (b)(c)		718,013	732,011
Series 2023-PJ5, Class A21, 6.00%, 02/25/2054 (b)(c)		2,375,000	2,403,164
JP Morgan Mortgage Trust
Series 2023-6, Class A4, 6.00%, 12/26/2053 (b)(c)		669,468	677,462
Series 2023-8, Class A5, 6.00%, 02/25/2054 (b)(c)		1,445,000	1,473,596
Series 2023-10, Class A4, 6.00%, 05/25/2054 (b)(c)		1,827,606	1,845,547
Series 2023-10, Class A7, 6.00%, 05/25/2054 (b)(c)		1,740,000	1,768,654
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A6, 6.00%, 11/25/2053 (b)(c)		1,225,000	1,256,616
OBX Trust, Series 2023-J2, Class A11, 6.00%, 11/25/2053 (b)(c)		1,500,000	1,538,118
Radian Mortgage Capital Trust, Series 2024-J1, Class A4, 6.00%, 11/25/2054 (b)(c)		892,410	903,451
Rate Mortgage Trust, Series 2024-J4, Class A4, 6.00%, 12/25/2054 (b)(c)		1,245,403	1,266,463
RMF Buyout Issuance Trust, Series 2020-HB1, Class A1, 1.72%, 10/25/2050 (b)(c)		848,499	798,162
Sequoia Mortgage Trust, Series 2023-3, Class A1, 6.00%, 09/25/2053 (b)(c)		851,205	862,842
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $17,597,907)			18,237,819

EXCHANGE TRADED FUNDS - 4.6%		Shares	Value
iShares Silver Trust(a)(d)		200,000	8,474,000
SPDR Gold Shares(a)		9,000	3,199,230
TOTAL EXCHANGE TRADED FUNDS (Cost $5,467,479)			11,673,230

CORPORATE BONDS - 3.1%		Par	Value
Airlines - 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (b)		261,206	261,321

Financial Services - 1.1%
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/2031		2,710,000	2,783,916

Oil, Gas & Consumable Fuels - 0.7%
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029 (b)(d)		1,709,000	1,770,459

Pharmaceuticals - 0.8%
HLF Financing Sarl LLC/Herbalife International, Inc.
12.25%, 04/15/2029 (b)		1,000,000	1,084,799
4.88%, 06/01/2029 (b)		1,100,000	967,166
			2,051,965

Software - 0.4%
Pagaya US Holdings Co. LLC, 8.88%, 08/01/2030 (b)		1,225,000	1,140,645
TOTAL CORPORATE BONDS (Cost $7,732,454)			8,008,306

ASSET-BACKED SECURITIES - 2.0%		Par	Value
FMC GMSR Issuer Trust, Series 2020-GT1, Class A, 4.45%, 01/25/2026 (b)(c)		2,265,000	2,243,864
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053 (b)		1,590,000	1,614,785
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)		355,857	354,584
Series 2021-FHT1, Class A, 3.10%, 07/25/2026 (b)		167,603	164,922
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)		698,036	682,939
TOTAL ASSET-BACKED SECURITIES (Cost $5,014,765)			5,061,094

AGENCY MORTGAGE-BACKED SECURITIES - 1.7%		Par	Value
Federal Home Loan Mortgage Corp.
Pool SD3857, 6.00%, 09/01/2053		1,349,028	1,383,648
Pool SD6320, 5.50%, 08/01/2054		2,947,006	2,980,928
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $4,241,445)			4,364,576

U.S. GOVERNMENT AGENCY ISSUES - 1.2%		Par	Value
Federal Home Loan Banks, 4.70%, 09/24/2032		3,000,000	2,993,340
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,000,000)			2,993,340

PREFERRED STOCKS - 0.2%		Shares	Value
Mortgage REITs - 0.2%
Rithm Capital Corp., Series C, 9.21% (3 mo. Term SOFR + 5.23%), Perpetual		23,000	566,260
TOTAL PREFERRED STOCKS (Cost $428,936)			566,260

SHORT-TERM INVESTMENTS - 4.7%		Shares	Value
Money Market Funds - 3.5% First American Government Obligations Fund - Class X, 4.05%(e)		9,047,000	9,047,000
U.S. Treasury Bills – 1.2%		Par
4.27%, 10/21/2025 (f)		3,000,000	2,993,260
TOTAL SHORT-TERM INVESTMENTS (Cost $12,039,989)			12,040,260

TOTAL INVESTMENTS - 100.7% (Cost $240,033,634)			256,991,003
Liabilities in Excess of Other Assets - (0.7)%			(1,712,931)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$255,278,072
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(d)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $8,814,980 which represented 3.5% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2025. Investment made with cash collateral received for securities on loan.
(f)	Zero coupon instrument. The rate shown is the annualized effective yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Carillon Chartwell Real Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$157,930,164	$–	$157,930,164
Common Stocks	36,115,954	–	–	36,115,954
Commercial Mortgage-Backed Securities	–	18,237,819	–	18,237,819
Exchange Traded Funds	11,673,230	–	–	11,673,230
Corporate Bonds	–	8,008,306	–	8,008,306
Asset-Backed Securities	–	5,061,094	–	5,061,094
Agency Mortgage-Backed Securities	–	4,364,576	–	4,364,576
U.S. Government Agency Issues	–	2,993,340	–	2,993,340
Preferred Stocks	566,260	–	–	566,260
Money Market Funds	9,047,000	–	–	9,047,000
U.S. Treasury Bills	–	2,993,260	–	2,993,260
Total Investments	$57,402,444	$199,588,559	$–	$256,991,003

Refer to the Schedule of Investments for further disaggregation of investment categories.